PATENT RIGHTS (Tables)	12 Months Ended
Dec. 31, 2021
Patent Rights [Abstract]
Summary of Patent Rights

	Cost	Accumulated Amortization	Net Book Value
	$	$	$
As at December 31, 2019	1,857	(255)	1,602
Additions	319	-	319
Amortization expense	-	(97)	(97)
Impairment	(46)	-	(46)
As at December 31, 2020	2,130	(352)	1,778
Additions	385	-	385
Amortization expense	-	(244)	(244)
As at December 31, 2021	2,515	(596)	1,919